Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	May 15, 2019
Document Creation Date	dei_DocumentCreationDate	May 15, 2019